INTANGIBLE ASSETS, NET (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Indefinite-lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	¥ 454,859	$ 66,182	¥ 430,657
Finite-Lived Intangible Assets, Accumulated Amortization	(256,802)	(37,376)	(230,042)
Net carrying amount	198,057	28,806	200,615
Computer Software, Intangible Asset [Member]
Indefinite-lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	211,433	30,752	200,079
Finite-Lived Intangible Assets, Accumulated Amortization	(74,002)	(10,763)	(56,862)
Franchise Rights [Member]
Indefinite-lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	61,151	8,894	61,133
Finite-Lived Intangible Assets, Accumulated Amortization	(60,937)	(8,863)	(60,818)
Student Base [Member]
Indefinite-lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	97,239	14,143	94,875
Finite-Lived Intangible Assets, Accumulated Amortization	(94,480)	(13,751)	(91,875)
Trademarks [Member]
Indefinite-lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	49,705	7,229	47,040
Finite-Lived Intangible Assets, Accumulated Amortization	(16,984)	(2,472)	(12,893)
Acquired Software [Member]
Indefinite-lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	21,309	3,455	16,783
Finite-Lived Intangible Assets, Accumulated Amortization	(6,008)	(894)	(4,420)
Teaching Course Materials [Member]
Indefinite-lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	14,022	1,709	10,747
Finite-Lived Intangible Assets, Accumulated Amortization	¥ (4,391)	$ (633)	¥ (3,174)